Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 10,391,000,000	$ 1,264,000,000	$ 132,600,000	$ 15,386,700,000	$ 516,700,000	$ 100,000	$ 27,691,300,000
BP Exploration Operating [Member]
Total	9,200,000						9,200,000
In Amenas [Member]
Total	10,500,000						10,500,000
In Salah [Member]
Total	10,800,000						10,800,000
North West Shelf [Member]
Total	582,800,000	119,000,000	11,700,000				713,600,000
Azeri-Chirag-Deepwater Gunashli – PSA [Member]
Total	103,600,000			8,118,800,000	450,000,000		8,672,400,000
Shafag-Asiman – PSA [Member]
Total			2,100,000				2,100,000
Shah Deniz - PSA [Member]
Total	779,900,000			4,526,800,000			5,306,700,000
Bumerangue [Member]
Total					1,700,000		1,700,000
CM-477 [Member]
Total			300,000				300,000
CM-755 [Member]
Total			400,000				400,000
CM-793 [Member]
Total			400,000				400,000
S-M-1500 [Member]
Total			200,000				200,000
Newfoundland Exploration [Member]
Total			900,000				900,000
Terre de Grace [Member]
Total			500,000				500,000
Baltim [Member]
Total	48,700,000						48,700,000
El Qaraa [Member]
Total	18,800,000				800,000		19,600,000
North Damietta [Member]
Total	172,200,000						172,200,000
North El Hammad [Member]
Total	19,700,000						19,700,000
Ras El Bar [Member]
Total	20,500,000						20,500,000
Temsah [Member]
Total	14,600,000						14,600,000
UGDC [Member]
Total	200,000						200,000
West Mediterranean [Member]
Total	29,000,000						29,000,000
West Nile Delta [Member]
Total			2,700,000		12,000,000		14,600,000
Zohr [Member]
Total	65,400,000						65,400,000
KG D6 KG-DWN-98/3 [Member]
Total				16,000,000			16,000,000
Tangguh [Member]
Total	280,900,000		100,000	410,600,000			691,600,000
Rumaila [Member]
Total	53,700,000						53,700,000
Licences in Zone I [Member]
Total					1,700,000		1,700,000
Bir Allah [Member]
Total			700,000				700,000
Block C8 [Member]
Total			700,000				700,000
Cuencas del Sureste 34 R3 [Member]
Total			32,800,000				32,800,000
Cuenca Salina 1 R1 [Member]
Total	200,000		44,800,000				45,100,000
Khazzan [Member]
Total	911,900,000		1,800,000	$ 2,314,500,000			3,228,300,000
Block Cayar Profond [Member]
Total			400,000				400,000
Block St Louis Profond [Member]
Total			300,000				300,000
Block 5B [Member]
Total			1,900,000				1,900,000
Block 25A [Member]
Total			900,000				900,000
Block 25B [Member]
Total			900,000				900,000
BPTT Blocks [Member]
Total	419,200,000		100,000				419,300,000
ADCO Concession (Onshore) [Member]
Total	4,913,300,000		6,000,000				4,919,200,000
Andrew [Member]
Total			400,000				400,000
Clair [Member]
Total			400,000				400,000
Decommissioning [Member]
Total	(77,300,000)		200,000				(77,100,000)
ETAP [Member]
Total			700,000				700,000
Exploration [Member]
Total			2,000,000				2,000,000
Foinaven [Member]
Total			2,100,000				2,100,000
Murlach [Member]
Total			200,000				200,000
Non-Operated [Member]
Total	(3,500,000)		400,000				(3,000,000)
Pipelines [Member]
Total			300,000				300,000
Schiehallion [Member]
Total			1,300,000				1,300,000
Alaska [Member]
Total	(67,600,000)						(67,600,000)
California [Member]
Total		100,000					100,000
Colorado [Member]
Total	200,000						200,000
Delaware [Member]
Total		1,900,000					1,900,000
Gulf of Mexico - Central [Member]
Total		983,100,000	12,200,000		$ 50,600,000		1,045,900,000
Gulf of Mexico - Western [Member]
Total		48,000,000	400,000				48,400,000
Louisiana [Member]
Total	49,500,000	8,000,000	200,000				57,700,000
Texas [Member]
Total	120,600,000	$ 102,900,000	$ 1,300,000				224,800,000
West Virginia [Member]
Total	$ 1,300,000						$ 1,300,000